                             MARTIN CURRIE BUSINESS TRUST
                                      EMEA FUND








                                     SEMI-ANNUAL

                                   OCTOBER 31, 1997

                                     (UNAUDITED)

                                                                   MCT EMEA FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

OBJECTIVE          Capital appreciation through investment primarily in equity securities of issuers located in the emerging markets and developing economies in Central and Eastern Europe, the Middle East and Africa.

LAUNCH DATE        June 25, 1997

FUND SIZE          $67.6m

PERFORMANCE        Total return from June 25, 1997 through October 31, 1997

                   -   MCBT - EMEA Fund (excluding all transaction fees) +2.1%
                   -   MCBT - EMEA Fund (including all transaction fees) (0.4%)
                   -   Morgan Stanley Capital International - EMEA       (6.0%)
                       (from July 1, 1997 through October 31, 1997)


PORTFOLIO COMMENTS This new fund, launched on June 25 1997, aims to exploit the investment opportunities in emerging markets which include Eastern & Central Europe, Russia, Central Asia, Mediterranean Europe, Africa and the Middle East. We established the fund because we saw:

                   -    Market growth due to privatisations and new listings
                   -    Increasing levels of FDI (Foreign Direct Investment)
                   -    Accelerating consumption and exports
                   -    Development of indigenous savings markets

                   BENCHMARK
                   The MSCI EMEA Index has only just been established and is developing rapidly. It is dominated by South Africa (46%). Greece (11%), Israel (10%), Portugal (13.4%) and Turkey (9.1%) are the other major constituents. Over the three months to October, 31st we outperformed the benchmark. It fell by 7.22%, but our fund by only 0.29%.

                   INVESTMENT APPROACH
                   Although we aim to outperform the MSCI benchmark, the ultimate objective of the Fund is to generate absolute returns and outperform other emerging and developed markets. Our portfolio is stock driven, and we are looking to invest in companies with growth characteristics that are well managed.

                   There are currently only 51 stocks in the Fund. In EASTERN EUROPE, we are overweight - with particular emphasis on HUNGARY (currently 4%). Having peaked at 9% our RUSSIAN exposure is now only 4%. Although individual companies are attractively valued on an asset basis, higher financing rates and a slower recovery are now likely, following the withdrawal of portfolio investment. Distress selling may provide an opportunity.

                   In the Middle East, we are overweight - with particular emphasis on ISRAEL and EGYPT (currently both 10%) - and have holdings in CYPRUS, JORDAN, LEBANON, SAUDI ARABIA, AND TURKEY. All of these markets are driven by local liquidity and are therefore less vulnerable to the recent volatility of the major emerging markets.

                   We are underweight to AFRICA. Our SOUTH AFRICAN exposure is restricted to a short list of industrial growth stocks. ZIMBABWE, KENYA and MAURITIUS are represented to a small extent in the portfolio.

                                                                   MCT EMEA FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

INVESTMENT         Tristan Clube, with 11 years investment experience,
MANAGER PROFILE    graduated from Christ Church, Oxford with a degree in Earth
                   Sciences.  He gained a PhD in Geophysics from Edinburgh
                   University in 1985 and was awarded a Royal Society
                   Fellowship to pursue scientific interests at a research institute in France. He joined Martin Currie's Far East team in 1987. He was appointed director of Martin Currie
                   Investment Management Ltd. in 1991 and became head of the Pacific Basin team in 1993. He was appointed head of the Emerging Markets team in 1995.

                   The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

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                                                                   MCT EMEA FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

ASSET ALLOCATION
(% of net assets)

[CHART]

Africa               9%
Europe              17%
Middle East         26%
ST Investment       37%
Other Net Assets    11%
TOTAL:             100%


LARGEST HOLDINGS
BY REGION/COUNTRY                                               % OF NET ASSETS

              MIDDLE EAST

              Koor Industries Limited               (Israel)           1.8
              Bank Hapoalim Limited                 (Israel)           1.7
              Teva Pharmaceutical
              Industries Limited, ADR               (Israel)           1.7
              ECI Telecommunications                (Israel)           1.5
              Al-Ahram Beverages, GDR               (Egypt)            1.5
              Commercial International Bank, GDR    (Egypt)            1.5

              AFRICA
              Mauritius Commercial Bank             (Mauritius)        1.5
              Sasol                                 (South Africa)     0.8

              EUROPE

              Cimpor-Cimentos de Portugal           (Portugal)         1.4
              Oryx Fund                             (United Kingdom)   1.4

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                          SHARES         VALUE
                                                          ------         -----
LONG TERM INVESTMENTS - 51.8%
AFRICA - 8.5%
    KENYA - 0.1%
       KENYA AIRWAYS                                     860,000    $   97,391
                                                                    ----------
         TOTAL KENYA - (COST $153,262)                                  97,391
                                                                    ----------
    MAURITIUS - 1.5%
       MAURITIUS COMMERCIAL BANK                         236,000     1,046,708
                                                                    ----------
         TOTAL MAURITIUS - (COST $1,064,693)                         1,046,708
                                                                    ----------
    SOUTH AFRICA - 5.6%
       ANGLO AMERICAN CORPORATION                         10,200       440,852
       BARLOW LIMITED                                     48,000       483,740
       ELLERINE HOLDINGS LIMITED                          44,000       333,714
       LIBERTY LIFE ASSOCIATION OF AFRICA                 16,900       421,403
       NAMPAK LIMITED                                     71,000       221,299
       NEW CLICKS HOLDINGS                               279,000       365,236
       PERSETEL Q DATA HOLDINGS LIMITED                   39,283       246,922
       SASOL                                              47,500       572,467
       SOUTH AFRICAN BREWERIES LIMITED                    20,000       531,948
       TIGER WHEELS HOLDINGS LIMITED                      34,500       161,299
                                                                    ----------
         TOTAL SOUTH AFRICA - (COST $4,201,061)                      3,778,880
                                                                    ----------
    ZIMBABWE - 1.3%
       MEIKLES AFRICA LIMITED                            220,000       440,000
         TRANS ZAMBEZI INDUSTRIES                        695,000       422,866
                                                                    ----------
         TOTAL ZIMBABWE - (COST $1,213,773)                            862,866
                                                                    ----------
TOTAL AFRICA - (COST  $6,632,789)                      5,785,845

EUROPE - 17.4%
    CROATIA - 1.3%
       PLIVA D.D., GDR                                    55,000       855,250
                                                                    ----------
         TOTAL CROATIA - (COST $918,500)                               855,250
                                                                    ----------
    GREECE - 2.1%
       ALPHA CREDIT BANK                                   9,000       594,614
       HELLENIC TECHNODOMIKI, GDR                         85,300       806,744
                                                                    ----------
         TOTAL GREECE - (COST $1,524,028)                            1,401,358
                                                                    ----------
    HUNGARY - 3.9%
       BORSODCHEM RT., GDR                                23,250       831,188
       GEDEON RICHTER, GDR                                10,000       927,500
       MAGYAR OLAJ-ES GAZIPARI RT., GDS                   40,500       878,850
                                                                    ----------
         TOTAL HUNGARY - (COST $2,765,738)                           2,637,538
                                                                    ----------

See notes to financial statements.

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                                                                   MCT EMEA FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                          SHARES         VALUE
                                                          ------         -----
EUROPE - CONTINUED
    POLAND - 1.1%
       BANK HANDLOWY W. WARSZAWIE, GDR *                  54,000    $  732,780
                                                                    ----------
         TOTAL POLAND - (COST $769,500)                                732,780
                                                                    ----------
    PORTUGAL - 2.3%
       CIMPOR-CIMENTOS DE PORTUGAL                        38,670       978,569
       MOTA E COMPANHIA                                    5,800        97,299
       SOARES DA COSTA                                    65,000       499,005
                                                                    ----------
         TOTAL PORTUGAL - (COST $1,624,440)                          1,574,873
                                                                    ----------
    RUSSIA - 3.9%
       BRUNSWICK RUSSIAN GROWTH FUND *                     2,465       845,695
       LUKOIL HOLDING, ADR                                11,500       994,635
       UNIFIED ENERGY SYSTEMS RUSSIA, GDR *               25,000       818,750
                                                                    ----------
         TOTAL RUSSIA - (COST $2,720,500)                            2,659,080
                                                                    ----------
    UNITED KINGDOM - 2.8%
       BILLITON *                                        100,000       289,832
       ORYX FUND *                                        50,000       975,000
       PARIBAS CAPITAL MARKETS GROUP *                     4,500       641,250
                                                                    ----------
         TOTAL UNITED KINGDOM - (COST $1,869,275)                    1,906,082
                                                                    ----------

TOTAL EUROPE - (COST  $12,191,981)                                  11,766,961
                                                                    ----------
MIDDLE EAST - 25.9%
    CYPRUS - 1.8%
       BANK OF CYPRUS LIMITED                            100,000       593,686
       CYPRUS POPULAR BANK                                96,000       585,037
                                                                    ----------
         TOTAL CYPRUS - (COST $1,154,246)                            1,178,723
                                                                    ----------
    EGYPT - 10.1%
       AL-AHRAM BEVERAGES, GDR *                          17,000     1,024,247
       COMMERCIAL INTERNATIONAL BANK, GDR                 43,730     1,010,834
       MISR ELGEDIDA FOR HOUSE & RECO *                    5,000       683,468
       MISR FREE SHOPS *                                  55,000       650,625
       MISR INTERNATIONAL BANK SAE, GDR *                 56,800       916,184
       NASR (EL) CITY FOR HOUSING & CONSTRUCTION          10,000       690,639
       NORTH CAIRO MILLS                                  19,865       864,076
       SUEZ CEMENT                                        45,998     1,007,157
                                                                    ----------
         TOTAL EGYPT - (COST $6,496,858)                             6,847,230
                                                                    ----------

See notes to financial statements.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

                                                          SHARES         VALUE
                                                          ------         -----
MIDDLE EAST - CONTINUED
    ISRAEL - 9.7%
       BANK HAPOALIM LIMITED                             500,000   $ 1,181,625
       ECI TELECOMMUNICATIONS                             37,500     1,035,938
       KOOR INDUSTRIES LIMITED                            12,000     1,237,518
       NICE-SYSTEMS LIMITED, ADR *                        20,760       967,935
       TADIRAN TELECOMMUNICATIONS                         43,950       994,369
       TEVA PHARMACEUTICAL INDUSTRIES LIMITED, ADR        25,000     1,168,750
                                                                   -----------
         TOTAL ISRAEL - (COST $6,474,807)                            6,586,135
                                                                   -----------
    JORDAN - 1.5%
       JORDAN CEMENT FACTORIES                           106,000       465,475
       JORDAN PHOSPHATE MINES                            111,000       562,421
                                                                   -----------
         TOTAL JORDAN - (COST $1,248,068)                            1,027,896
                                                                   -----------
    LEBANON - 0.8%
       BANQUE AUDI, GDR *                                 17,500       516,250
                                                                   -----------
         TOTAL LEBANON - (COST $472,500)                               516,250
                                                                   -----------
    SAUDI ARABIA - 1.3%
       SAUDI ARABI INVESTMENT FUND *                      85,000       850,000
                                                                   -----------
         TOTAL SAUDI ARABIA - (COST $868,125)                          850,000
                                                                   -----------
    TURKEY - 0.7%
       HACI OMER SABANCI HOLDINGS A.S., ADR *             35,000       468,300
                                                                   -----------
         TOTAL TURKEY - (COST $287,000)                                468,300
                                                                   -----------
TOTAL MIDDLE EAST - (COST  $17,001,604)                             17,474,534
                                                                   -----------
TOTAL LONG TERM INVESTMENTS - (COST  $35,826,374) _                 35,027,340
                                                                   -----------
                                                       PRINCIPAL
                                                          AMOUNT
                                                          ------
SHORT TERM INVESTMENT - 37.4%
    STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
    5.150%, 11/03/1997 (A)                           $25,325,000    25,325,000
                                                                   -----------

TOTAL SHORT TERM INVESTMENT - (COST  $25,325,000)                   25,325,000
                                                                   -----------

TOTAL INVESTMENTS - (COST  $61,151,374) - 89.2%                     60,352,340
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 10.8%         7,276,487
                                                                   -----------
NET ASSETS - 100.0%                                                $67,628,827
                                                                   -----------
                                                                   -----------
See notes to financial statements.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)


*    NON-INCOME PRODUCING SECURITY.
(a) THE REPURCHASE AGREEMENT, DATED 10/31/97, $25,325,000 PAR, DUE 11/03/97, IS COLLATERALIZED BY UNITED STATES TREASURY NOTES, 5.875%, DUE 8/31/99, WITH A MARKET VALUE OF $25,832,161.
_ PERCENTAGES OF LONG TERM INVESTMENTS ARE PRESENTED IN THE PORTFOLIO BY COUNTRY. PERCENTAGES OF LONG TERM INVESTMENTS BY INDUSTRY ARE AS FOLLOWS:
     AIR TRAVEL 0.2%, ALUMINUM 0.4%, BANKS 10.7%, BREWERY 2.3%, BUILDING CONSTRUCTION 2.8%, CEMENT 3.6%, CHEMICALS 1.2%, COMPUTERS 0.4%, CONTAINERS & GLASS 0.3%, DIVERSIFIED 3.8%, DRUGS & HEALTH CARE 4.4%, ELECTRIC UTILITIES 1.2%, FINANCIAL SERVICES 0.7%, HOTELS & RESTAURANTS 0.7%, INSURANCE 0.6%, INVESTMENT COMPANIES 4.6%, MINING 0.8%, MISCELLANEOUS 4.2%, MOBILE HOMES 1.0%, OIL & GAS 2.8%, RETAIL 0.5%, TELECOMMUNICATIONS EQUIPMENT 4.4%, TIRES & RUBBER 0.2%.

ADR  AMERICAN DEPOSITARY RECEIPTS.
GDR  GLOBAL DEPOSITARY RECEIPTS.
GDS  GLOBAL DEPOSITARY SHARES.

See notes to financial statements.

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                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)

ASSETS
    Investments in securities, at value (cost $35,826,374) (note B)                     $35,027,340
    Investments in repurchase agreements, at value (note B)                              25,325,000
                                                                                        -----------
    Total Investments                                                                    60,352,340
    Cash                                                                                  6,836,557
    Foreign currency, at value (cost $320,080) (Note B)                                     320,566
    Receivable for investments sold                                                         281,442
    Dividend and interest receivable                                                          3,623
    Prepaid insurance                                                                           254
                                                                                        -----------
       TOTAL ASSETS                                                                      67,794,782
                                                                                        -----------

LIABILITIES
    Management fee payable (Note C)                                                         134,368
    Administration fee payable (Note C)                                                       2,766
    Trustees fees payable (Note C)                                                              594
    Accrued expenses and other liabilities                                                   28,227
                                                                                        -----------
       TOTAL LIABILITIES                                                                    165,955
                                                                                        -----------
TOTAL NET ASSETS                                                                        $67,628,827
                                                                                        -----------
                                                                                        -----------

COMPOSITION OF NET ASSETS:
    Paid-in-capital                                                                     $67,343,770
    Undistributed net investment loss                                                       (56,377)
    Accumulated net realized gain on investment and foreign currency transactions         1,139,624
    Net unrealized depreciation on investment and foreign currency transactions            (798,190)
TOTAL NET ASSETS                                                                        $67,628,827
                                                                                        -----------
                                                                                        -----------

NET ASSET VALUE PER SHARE                                                               $     10.21
                                                                                        -----------
                                                                                        -----------
($67,628,827 / 6,622,728 shares of beneficial interest outstanding)

See notes to financial statements.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
              FOR THE PERIOD JUNE 25, 1997* THROUGH OCTOBER 31, 1997 (Unaudited)

INVESTMENT INCOME
               Interest income                                                     $   89,036
               Dividend income                                                        119,979
               Foreign taxes withheld                                                  (7,048)
                                                                                  -----------
                    TOTAL INVESTMENT INCOME                                           201,967
                                                                                  -----------
EXPENSES
               Management fee (Note C)                                                179,506
               Custodian fee                                                           47,576
               Administration fee (Note C)                                              9,744
               Audit fee                                                               10,404
               Legal fees                                                               4,994
               Transfer agent fee                                                       2,982
               Trustees fees (Note C)                                                     707
               Miscellaneous expenses                                                   2,431
                                                                                  -----------
                    TOTAL EXPENSES                                                    258,344
                                                                                  -----------
NET INVESTMENT LOSS                                                                   (56,377)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
               Net realized gain on investments                                     1,216,046
               Net realized loss on foreign currency transactions                     (76,422)
               Net unrealized appreciation (depreciation) on :
                    Investments                                                      (799,034)
                    Foreign currency transactions                                         844
                                                                                  -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                             341,434
                                                                                  -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $   285,057
                                                                                  -----------
                                                                                  -----------

*Commencement of investment operations.


See notes to financial statements.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                             JUNE 25, 1997* THROUGH OCTOBER 31, 1997 (Unaudited)



NET ASSETS at beginning of period                                                           $         0
                                                                                            -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
               Net investment loss                                                              (56,377)
               Net realized gain on investment transactions                                   1,216,046
               Net realized loss on foreign currency transactions                               (76,422)
               Net unrealized appreciation (depreciation) on :
                    Investments                                                                (799,034)
                    Foreign currency transactions                                                   844
                                                                                            -----------
Net increase in net assets from operations                                                      285,057
                                                                                            -----------

CAPITAL SHARE TRANSACTIONS:
               Net proceeds from sales of shares                                             66,886,848
               Paid in capital from subscription and redemption fees                            456,922
                                                                                            -----------
               Total increase in net assets from capital share transactions                  67,343,770
                                                                                            -----------
NET INCREASE IN NET ASSETS                                                                   67,628,827
                                                                                            -----------

NET ASSETS at end of period (net of accumulated net investment loss of $56,377)             $67,628,827
                                                                                            -----------
                                                                                            -----------
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
               Shares sold                                                                    6,622,728
                                                                                            -----------
               Net share transactions                                                         6,622,728
                                                                                            -----------
                                                                                            -----------

*              Commencement of investment operations.

See notes to financial statements.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD
                             JUNE 25, 1997* THROUGH OCTOBER 31, 1997 (Unaudited)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $    10.000

Net investment income                                                 (0.009)
Net realized and unrealized loss on investment
    and foreign currency transactions                                  0.150
                                                                 -----------
Total from investment operations                                       0.141
                                                                 -----------
Paid in capital from subscription and redemption fees (Note B)         0.069
                                                                 -----------

Net asset value, end of period                                   $    10.210
                                                                 -----------
                                                                 -----------

TOTAL INVESTMENT RETURN (1) (2)                                        2.10%
                                                                 -----------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                        $67,628,827
Operating expenses to average net assets (Note C)                     2.16 %(3)
Net investment income to average net assets                          (0.47)%(3)
Portfolio turnover rate                                                25%
Average commission rate per share                                 $    0.0027

--------------------------------------------------------------------------------
*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2) Periods less than one year are not annualized.
(3) Annualized.

See notes to financial statements.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and the EMEA Fund, (the "Funds"). The MCBT EMEA Fund (the "Fund") commenced investment operations on June 25, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the period ended October 31, 1997, $456,922 was collected in purchase premiums.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the period ended October 31, 1997 were $41,201,628 and $6,591,300, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1997 were as follows:

         IDENTIFIED            GROSS UNREALIZED            NET UNREALIZED
           COST          APPRECIATION    (DEPRECIATION)     DEPRECIATION
      -------------     ------------     --------------     -------------
      $  61,151,374     $  1,735,542     $  (2,534,576)     $   (799,034)

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1997 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 31% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly form the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

                             MARTIN CURRIE BUSINESS TRUST


                                ---------------------


                                TRUSTEES  AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                    Colin Winchester, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE

                                ---------------------


                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                       Scotland
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC

                                ---------------------


The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.